CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2017	Jun. 29, 2016		Jun. 24, 2015
Cash Flows from Operating Activities:
Net income	$ 150,823	$ 200,620	[1]	$ 194,659	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	156,409	156,368		145,242
Stock-based compensation	14,568	15,159		14,802
Deferred income taxes, net	(22,704)	23,902		14,199
Restructure charges and other impairments	14,412	17,445		5,636
Net (gain) loss on disposal of assets	(377)	87		4,523
Undistributed loss (earnings) on equity investments	1	(571)		(368)
Other	3,009	1,918		250
Changes in assets and liabilities:
Accounts receivable, net	3,487	(3,682)		1,932
Inventories	(62)	11		475
Restaurant supplies	(1,496)	(1,651)		518
Prepaid expenses	(1,694)	(11,479)		3,850
Other assets	308	72		(2,140)
Current income taxes	(9,915)	9,415		7,260
Accounts payable	2,984	(5,783)		1,117
Gift card liability	4,153	6,190		10,348
Accrued payroll	(714)	(17,229)		5,330
Other accrued liabilities	(4,805)	1,026		(38,273)
Other liabilities	4,499	2,882		(749)
Net cash provided by operating activities	312,886	394,700		368,611
Cash Flows from Investing Activities:
Payments for property and equipment	(102,573)	(112,788)		(140,262)
Proceeds from sale of assets	3,157	4,256		1,950
Payment for business acquisition, net of cash acquired	0	(105,577)		0
Net cash used in investing activities	(99,416)	(214,109)		(138,312)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	350,000	0		0
Purchases of treasury stock	(370,877)	(284,905)		(306,255)
Payments on revolving credit facility	(388,000)	(110,000)		(177,000)
Borrowings on revolving credit facility	250,000	256,500		480,750
Payments of dividends	(70,771)	(74,066)		(70,832)
Payments for debt issuance costs	(10,216)	0		(2,501)
Proceeds from issuances of treasury stock	5,621	6,147		16,259
Payments on long-term debt	(3,832)	(3,402)		(189,177)
Excess tax benefits from stock-based compensation	2,223	5,460		15,893
Net cash used in financing activities	(235,852)	(204,266)		(232,863)
Net change in cash and cash equivalents	(22,382)	(23,675)		(2,564)
Cash and cash equivalents at beginning of year	31,446	55,121		57,685
Cash and cash equivalents at end of year	$ 9,064	$ 31,446		$ 55,121

[1]	We discovered immaterial errors in prior years relating to the accuracy of certain tax accounts. While we concluded that the impact of these errors on our previously-issued consolidated financial statements was not material, we revised our previously-reported consolidated financial statements for the fiscal years ended June 29, 2016 and June 24, 2015. The revisions to the consolidated statements of shareholder's (deficit) equity include a $10.3 million decrease to retained earnings at the beginning of fiscal 2015 and decreases to net income of $2.1 million and $0.1 million for fiscal 2015 and fiscal 2016, respectively, for a total reduction of $12.5 million. For additional information, see Note 16—Immaterial Correction of Prior Period Financial Statements.